MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of marketable securities [Abstract]
Schedule of Marketable Securities

	December 31,
	2019	2018

Financial assets measured at fair value through profit or loss:

Participation certificates in trust funds	$1,042	$21,208
Corporate bonds and government treasury notes	1,086	4,857

	$2,128	$26,065